Debt - Schedule of Debt Activity (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Short-Term Debt [Line Items]
Principal balance, net at June 30,	$ 28,374
June 2014 Secured Promissory Notes
Short-Term Debt [Line Items]
Principal balance, net at January 1,	7,774	$ 8,106
Principal payments	(392)	(392)
Interest	208	218
Debt discount amortization	9	9
Principal balance, net at June 30,	$ 7,599	$ 7,941